Financial instruments (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Forward Contract| CAD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	₨ 1
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	842	₨ 445
Forward contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	30	11
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	216	133
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	10	17
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	8	7
Forward Contract| EUR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	12	5
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		1,227
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		1,500
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(10)	6
Forward contract| US$ - BRL| Buy [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(18)
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(4)	3
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(9)	11
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(8)
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		4
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(4)
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		99
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(78)
Option contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		20
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		903
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	771
Option contract| RUB - US$| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		2,000
Option contract| RUB - US$| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		1,050
Currency Swap| EUR - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		7
Forward contract| RUB - US| Sell | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3,700
Forward contract| RUB - US| Sell | Hedges of highly probable forecasted transactions [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2,500
Forward contract| US - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		20
Forward contract| US - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	(15)
Interest rate swap contract| US - INR| Sell | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	100
Forward contract| GBP - US|Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		₨ 55
Forward contract| GBP - US|Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	₨ (31)